Document and Entity Information (USD $)	6 Months Ended
	Aug. 31, 2012	Oct. 07, 2013
Document And Entity Information
Entity Registrant Name	HIPCRICKET, INC.
Entity Central Index Key	0001137204
Document Type	S-1
Document Period End Date	Aug. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 130,248
Entity Common Stock, Shares Outstanding		154,477,359
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2